DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Exchange rate		7.2993
Working capital deficit | ¥		¥ 1,756,596
Net operating cash outflow		¥ (121,455)	$ (16,640)	¥ (118,935)	¥ (27,528)
Ordinary Shares | Subsequent event
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Total purchase price of shares issued | $	$ 2,000
Net revenues | Product concentration | K-12 Robotics Programming
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage		42.20%	42.20%	46.40%	49.20%
Net revenues | Product concentration | K-12 Programming
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage		18.90%	18.90%	24.10%	34.20%
Net revenues | Product concentration | Major Products
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage		61.10%	61.10%	70.50%	83.40%
Net revenues | Geographic concentration | Beijing
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Concentration percentage		16.60%	16.60%	17.50%	10.60%